Restricted Net Assets - Summary Of Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Restricted Net Assets [Abstract]
Percentage of annual appropriations set aside for Payments of divindends	10.00%
Restricted portion of net asset	¥ 236.9